Equity and Redeemable Securities (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 14, 2013
Class of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.01	$ 0		$ 0.01
Common stock, shares authorized (in shares)	300,000,000	0		300,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.00		$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	0		50,000,000
Beneficial conversion feature on Convertible Class C Preferred stock	$ 0	$ 5,000	$ 0
Recognition of beneficial conversion feature on Convertible Class C Preferred stock		5,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, shares issued (in shares)	26,112,007	0
Common stock, shares outstanding (in shares)	26,112,007	0
Redeemable Class A Junior Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, par value (in dollars per share)	$ 0	$ 0.01
Date from which preferred shares are exercisable		Jul. 31, 2012
Preferred shares, liquidation preference (in dollars per share)		$ 1.00
Redeemable Class B Senior Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, par value (in dollars per share)	$ 0	$ 0.01
Date from which preferred shares are exercisable		May 05, 2011
Preferred shares, liquidation preference (in dollars per share)		$ 1,000
Preferred shares, dividend rate		8.00%
Preferred shares, dividends earned but not declared or paid		89
Class C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, par value (in dollars per share)	$ 0	$ 0.01
Preferred shares, number of securities called by rights (in shares)		4,454,889
Preferred shares, exercise price of rights (in dollars per share)		1.1223625
Beneficial conversion feature on Convertible Class C Preferred stock		5,000
Recognition of beneficial conversion feature on Convertible Class C Preferred stock		$ 5,000
Convertible preferred beneficial conversion feature (in dollars on share)		$ 0.38
Class A Voting common stock [Member]
Class of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0	$ 0.01
Common stock, shares authorized (in shares)	0	22,725,500
Common stock, fair value per share (in dollars per share)		$ 2.25
Common stock, shares issued (in shares)	0	22,725,500
Common stock, shares outstanding (in shares)	0	11,590,005
Class B Nonvoting common stock [Member]
Class of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0	$ 0.01
Common stock, shares authorized (in shares)	0	3,246,500
Common stock, shares issued (in shares)	0	2,870,712
Common stock, shares outstanding (in shares)	0	2,870,712